Operating leases: (Tables)	6 Months Ended
Jun. 30, 2026
Operating Leases
Operating leases - Operating lease liabilities of time charter-in vessel agreements (Table)

Twelve month periods ending	Amount
June 30, 2027	$34,447
June 30, 2028	36,545
June 30, 2029	31,981
June 30, 2030	29,405
June 30, 2031	24,073
June 30, 2032 and thereafter	3,208
Total undiscounted lease payments	$159,659
Discount based on incremental borrowing rate	(19,422)
Present value of lease liability	$140,237
Operating lease liabilities, current	27,452
Operating lease liabilities, non-current	112,785

Operating leases - Operating lease liabilities of office rental agreements (Table)

Twelve month periods ending	Amount
June 30, 2027	$1,049
June 30, 2028	725
June 30, 2029	446
June 30, 2030	130
June 30, 2031	14
Total undiscounted lease payments	$2,364
Discount based on incremental borrowing rate	(177)
Present value of lease liability	$2,187
Operating lease liabilities, current	964
Operating lease liabilities, non-current	1,223